Tax situation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Income Tax Explanatory [Line Items]
Disclosure Of Detailed Information Income Tax Years To Review [Text Block]	The Income Tax and Value Added Tax (VAT) returns for the following years are open to review by the Tax Authorities:

Entity	Years open to review by the Tax Authorities

Compañía de Minas Buenaventura S.A.A.	2015-2018
Compañía Minera Condesa S.A.	2014-2018
Compañía Minera Colquirrumi S.A.	2014-2018
Consorcio Energético de Huancavelica S.A.	2014-2018
Contacto Corredores de Seguros S.A.	2014-2018
El Molle Verde S.A.C.	2014-2018
Empresa de Generación Huanza S.A.	2015-2018
Inversiones Colquijirca S.A.	2014-2018
Minera La Zanja S.R.L.	2014,2016-2018
Sociedad Minera El Brocal S.A.A.	2014-2018
S.M.R.L. Chaupiloma Dos de Cajamarca	2014-2018
Procesadora Industrial Río Seco S. A.	2014-2018
Apu Coropuna S.R.L.	2014-2018
Cerro Hablador S. A. C.	2014-2018
Minera Azola S. R. L.	2014-2018

Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Disclosure Of Detailed Information Income Tax Years To Review [Text Block]
The Company has entered into the following tax stability agreements, each with a term of 15 years:

Mine	Effective	Date of the Tax Agreement	Tax Regimes in Force

Cerro Yanacocha	January 1, 2000	September 16, 1998	May 22, 1997
La Quinua	January 1, 2004	August 25, 2003	August 25, 2003

Disclosure Of Detailed Information About Income Tax Provision [Text Block]
The Company's income tax provision consisted of the following:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Current peruvian income tax	12,525	3,877	41,105
Royalties and mining taxes	8,888	4,944	10,249
Other taxes	55	211	323
Income tax prior year adjustments	8,900	(2,006)	(2,092)
Income tax prior years refunds	-	-	(6,458)
Current income tax expense	30,368	7,026	43,127
Deferred income tax expenses (benefit)	(1,071)	-	-

Income tax expense	29,297	7,026	43,127

Disclosure of detailed deferred taxes [Text Block]
Components of deferred income tax assets (liabilities) are as follows:

	2018	2017
	US$(000)	US$(000)

Deferred income tax assets, net
Property, plant and mine development	514,828	571,210
Reclamation	301,492	233,843
Accounts payable and accrued expenses	92,610	78,241
Inventories	62,363	61,435
Other	1,102	3,073
	972,395	947,802
Allowance of deferred income tax asset	(971,324)	(947,802)

Net deferred income tax asset	1,071	-

Disclosure Of Tax Expense Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Text Block]
Below is a reconciliation of tax expense and the accounts profit multiplied by the statutory tax rate for the years 2018, 2017 and 2016:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Loss before income tax	(52,220)	(168,428)	(1,000,625)
Peruvian statutory tax rate	29.5%	29.5%	28%
Income tax income	(15,405)	(49,686)	(280,175)
Valuation allowance on deferred tax asset	23,771	50,960	386,763
Effect of change in income tax rate		-	(66,667)
Mining taxes	6,260	3,530	7,392
Non-deductible expenses	6,962	4,204	3,296
Adjustment due to income tax rate applicable to La Quinua	(176)	(124)	(1,024)
Income tax prior years refunds / payments	7,885	(1,858)	(6,458)

Total income tax expense	29,297	7,026	43,127

Sociedad Minera El Brocal S.A.A. [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Disclosure Of Detailed Information About Income Tax Provision [Text Block]
The income tax expense (benefit) for the years ended December 31, 2018, 2017 and 2016is shown below:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Income tax
Current	254,767	430,974	141,153
Deferred	61,483	(167,541)	81,441
	316,250	263,433	222,594
Mining taxes
Current mining royalty and special mining tax	6,661	213,280	37,763

Supplementary retirement fund
Current	1,499	10,897	2,205
Deferred	760	(1,567)	520
	2,259	9,330	2,725

Income tax expense reported in the statements of comprehensive income	325,170	486,043	263,082

Disclosure of detailed information about the other tax assesment [Text Block]
Year	Taxes	Penalty and interest	Total
	US$(000)	US$(000)	US$(000)

2003 – 2005	12,220	46,710	58,930
2006	10,990	51,938	62,928
2007	12,376	17,845	30,221
2008	20,797	12,968	33,765
2009	56,388	51,219	107,607
2010	62,581	105,225	167,806
2011	49,055	65,068	114,123
2014 –2018	32,148	-	32,148

	256,555	350,973	607,528

Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Explanatory [Text Block]
(g)	The Company recognizes the effect of temporary differences between the accounting base for financial reporting purposes and the tax base. The composition of this item is made up as follows:

	December 31, 2018	December 31, 2017	December 31, 2016
	US$(000)	US$(000)	US$(000)
Income tax
Asset
Royalty accrual	109,505	127,475	-
Provision for remediation and mine closure	15,131	12,083	9,180
Price adjustment of copper concentrate and cathode	6,050	-	-
Unpaid vacations	5,937	5,293	4,055
Provision for mining taxes	4,120	8,742	4,003
SUNAT Assessments	4,055	4,077	-
Cost of net asset for the construction of the tailing dam	2,638	2,007	2,321
Development costs	122	183	228
Other provisions	10,450	4,240	5,248
	158,008	164,100	25,035
Liability
Difference in depreciation method	337,642	261,434	283,882
Stripping activity asset	27,464	22,014	23,594
Difference in valuation of inventories	16,605	16,264	25,087
Debt issuance costs	1,894	2,663	-
Price adjustment of copper concentrate and cathode	-	25,840	24,128
	383,605	328,215	356,691
Deferred liabilities, net	225,597	164,115	331,656
Supplementary retirement fund
Deferred liability	2,651	1,890	3,458

Total deferred income tax liability, net	228,248	166,005	335,114

Disclosure of detailed information reconciliation of income tax rate [Text Block]
For the years ended December 31, 2018, 2017 and 2016, the income tax expense recorded differs from the result of applying the legal rate to the Company’s profit before income tax, as detailed below:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Profit before income tax	444,880	835,924	603,989
Income tax rate	32%	32%	32%
Expected income tax expense	142,362	267,496	193,276
Non - deductible expenses	25,352	25,217	27,788
Royalty case	143,728	(12,029)	-
Special mining tax and mining royalties	(25,165)	(21,704)	(12,084)
Special mining burden (GEM)	(22,334)	-	-
Income tax rate change effect on deferred taxes for change in Peruvian tax law once the current Stability Contract expires (from 32% to 31.18%)	(1,958)	(1,632)	13,850
Income tax true – ups	(10,312)	10,210	1,677
Others	4,896	(4,125)	(1,913)
Current and deferred income tax charges to results	256,569	263,433	222,594
Mining taxes charged to results	65,055	213,280	37,763
Supplementary retirement fund charged to results	3,546	9,330	2,725

	325,170	486,043	263,082

Effective income tax	73.09%	58.14%	43.56%